As filed with the Securities and Exchange Commission on September 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22396

NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JULY 31, 2011

Schedule of Investments Neuberger Berman High Yield Strategies Fund Inc.
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

Bank Loan Obligationsµ (1.2%)

Lodging & Casinos (0.5%)
1,394,571	Caesars Entertainment Operating Co., Term Loan B4, 9.50%, due 10/31/16	1,452,627

Media - Broadcast (0.4%)
1,254,383	Clear Channel Communications, Inc., Term Loan B, 3.84%, due 1/29/16	1,039,708

Utilities (0.3%)
1,045,809	Texas Competitive Electric Holdings Co. LLC, Term Loan, 3.69%, due 10/10/14	819,433	¢^^Ø
	Total Bank Loan Obligations (Cost $3,530,404)	3,311,768

Corporate Debt Securities (136.2%)

Aerospace & Defense (0.1%)
155,000	BE Aerospace, Inc., Senior Unsecured Notes, 8.50%, due 7/1/18	171,081

Airlines (2.5%)
3,550,000	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	3,598,813	ñ
696,000	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	740,370	ñ
1,430,000	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	1,508,650	ñ
853,768	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	969,027
		6,816,860
Auto Loans (4.1%)
2,855,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	3,127,196
6,580,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	7,806,729
		10,933,925
Automakers (2.1%)
945,000	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	1,201,804
845,000	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	1,039,182
3,145,000	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	3,420,187
		5,661,173
Automotive (1.2%)
3,240,000	Chrysler Group LLC, Senior Secured Notes, 8.00%, due 6/15/19	3,134,700	ñ

Banking (3.2%)
1,975,000	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	2,012,333
555,000	Ally Financial, Inc., Subordinated Notes, 8.00%, due 12/31/18	589,688
4,795,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	5,136,644
820,000	Ally Financial, Inc., Guaranteed Notes, 7.50%, due 9/15/20	861,000
		8,599,665
Building & Construction (1.9%)
1,372,000	Beazer Homes USA, Inc., Guaranteed Notes, 9.13%, due 6/15/18	1,152,480
1,115,000	Beazer Homes USA, Inc., Senior Unsecured Notes, 9.13%, due 5/15/19	931,025
1,215,000	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	1,211,962	ñ
795,000	Standard Pacific Corp., Secured Notes, 8.38%, due 5/15/18	800,963
870,000	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	867,825
		4,964,255
Building Materials (2.9%)
905,000	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	925,246
1,985,000	Ply Gem Industries, Inc., Senior Secured Notes, 8.25%, due 2/15/18	1,895,675	ñ
1,780,000	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	1,860,100	ñ
495,000	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	425,700
325,000	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	312,812
2,450,000	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	2,388,750	ñ
		7,808,283
Chemicals (3.0%)
695,000	CF Industries, Inc., Guaranteed Notes, 6.88%, due 5/1/18	793,169
1,125,000	Hexion US Finance Corp., Senior Secured Notes, 8.88%, due 2/1/18	1,192,500
485,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	539,563
895,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	996,806
1,730,000	Lyondell Chemical Co., Senior Secured Notes, 8.00%, due 11/1/17	1,954,900	ñ
1,820,000	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	1,874,600
540,000	Nalco Co., Senior Notes, 8.25%, due 5/15/17	607,500
		7,959,038
Computer Hardware (0.6%)
1,505,000	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	1,520,050	ñ

Consumer-Commercial-Lease Financing (9.6%)
437	CIT Group, Inc., Secured Notes, 7.00%, due 5/1/16	438
780,000	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/16	781,950	ñ
615	CIT Group, Inc., Secured Notes, 7.00%, due 5/1/17	617
4,886,000	CIT Group, Inc., Secured Notes, 7.00%, due 5/2/17	4,898,215	ñ
3,915,000	CIT Group, Inc., Secured Notes, 6.63%, due 4/1/18	4,130,325	ñ
4,085,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	4,503,712
2,190,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	2,447,325
690,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	772,800
1,050,000	Int'l Lease Finance Corp., Senior Secured Notes, 7.13%, due 9/1/18	1,118,250	ñ
1,935,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	1,930,938
910,000	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 5.00%, due 10/1/13	943,825
1,030,000	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 8.45%, due 6/15/18	1,151,602
3,155,000	Springleaf Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	2,953,869
		25,633,866
Department Stores (1.0%)
1,210,000	J.C. Penney Co., Inc., Senior Unsecured Notes, 5.65%, due 6/1/20	1,197,900
1,750,000	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	1,596,875	ñ
		2,794,775
Diversified Capital Goods (0.2%)
515,000	Mueller Water Products, Inc., Guaranteed Notes, 7.38%, due 6/1/17	491,825

Electric - Generation (8.2%)
2,155,000	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	2,208,875	ñ
1,310,000	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	1,382,050	ñ
1,195,000	Calpine Corp., Senior Secured Notes, 7.50%, due 2/15/21	1,236,825	ñ
1,060,000	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	821,500
4,000,000	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	3,010,000
2,220,000	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	1,531,800
5,165,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	5,255,387	ñ
1,020,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	1,050,600
2,690,000	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	2,710,175	ñ
910,000	RRI Energy, Inc., Senior Unsecured Notes, 7.63%, due 6/15/14	946,400
1,910,000	Texas Competitive Electric Holdings Co. LLC, Senior Secured Notes, 11.50%, due 10/1/20	1,766,750	ñ
		21,920,362
Electric - Integrated (0.4%)
1,000,000	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,114,922	ñ

Electronics (1.4%)
1,910,000	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	2,081,900	ñ
312,000	Freescale Semiconductor, Inc., Guaranteed Notes, 10.75%, due 8/1/20	351,780	ñ
1,105,000	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	1,240,363	ñ
		3,674,043
Energy - Exploration & Production (10.6%)
5,175,000	ATP Oil & Gas Corp., Secured Notes, 11.88%, due 5/1/15	5,278,500
1,110,000	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	1,304,250
510,000	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 8/15/18	550,800
2,525,000	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	2,727,000
2,440,000	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	2,549,800
1,630,000	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	1,715,575
3,245,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	3,228,775
1,485,000	Linn Energy LLC, Senior Unsecured Notes, 8.63%, due 4/15/20	1,644,637
2,260,000	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	2,406,900	ñ
750,000	Pioneer Natural Resources Co., Guaranteed Notes, 5.88%, due 7/15/16	800,837
845,000	Plains Exploration & Production Co., Guaranteed Notes, 7.63%, due 6/1/18	908,375
520,000	Plains Exploration & Production Co., Guaranteed Notes, 8.63%, due 10/15/19	578,500
330,000	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, due 5/1/21	344,850
1,595,000	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	1,842,225
1,560,000	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	1,653,600	ñ
755,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	792,750	ñ
		28,327,374
Food & Drug Retailers (0.3%)
885,000	Rite Aid Corp., Guaranteed Notes, 8.63%, due 3/1/15	840,750

Food - Wholesale (0.4%)
1,095,000	Blue Merger Sub, Inc., Guaranteed Notes, 7.63%, due 2/15/19	1,126,481	ñ

Gaming (3.8%)
1,938,925	CityCenter Holdings LLC, Secured Notes, 10.75%, due 1/15/17	2,074,434	ñ¢¢
2,915,000	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	3,358,809	ñ
1,720,000	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	1,677,000
730,000	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	812,125
1,280,000	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	1,267,200	ñ
1,020,000	Seminole Indian Tribe of Florida, Notes, 7.75%, due 10/1/17	1,050,600	ñ
		10,240,168
Gas Distribution (5.6%)
970,000	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	1,123,349
830,000	El Paso Corp., Senior Unsecured Global Medium-Term Notes, 7.75%, due 1/15/32	985,821
1,030,000	El Paso Energy Corp., Senior Unsecured Global Medium-Term Notes, 7.80%, due 8/1/31	1,221,762
2,760,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	2,953,200
1,990,000	Ferrellgas Partners L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	2,134,275
1,420,000	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	1,448,400
730,000	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	766,500
2,505,000	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	2,742,975
1,480,000	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	1,568,800
		14,945,082
Health Facilities (4.8%)
1,490,000	Biomet, Inc., Guaranteed Notes, 10.38%, due 10/15/17	1,624,100	¢¢
630,000	Biomet, Inc., Guaranteed Notes, 11.63%, due 10/15/17	693,787
695,000	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	660,250
800,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	760,000
545,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	482,325
2,415,000	HCA, Inc., Secured Notes, 9.63%, due 11/15/16	2,584,050	¢¢
1,305,000	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,324,575	Ø
1,925,000	Kindred Healthcare, Inc., Guaranteed Notes, 8.25%, due 6/1/19	1,886,500	ñ
1,510,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	1,536,425
660,000	Tenet Healthcare Corp., Senior Unsecured Notes, 9.25%, due 2/1/15	721,050
630,000	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	696,150
		12,969,212
Hotels (0.6%)
1,200,000	Host Hotels & Resorts L.P., Guaranteed Notes, 6.88%, due 11/1/14	1,231,500
475,000	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	489,844
		1,721,344
Investments & Misc. Financial Services (2.4%)
5,170,000	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	5,363,875
1,145,000	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	1,182,213
		6,546,088
Leisure (0.7%)
1,615,000	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	1,746,219

Machinery (3.0%)
4,085,000	Case New Holland, Inc., Senior Notes, 7.88%, due 12/1/17	4,626,262	ñ
935,000	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	952,531
2,145,000	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	2,332,688
		7,911,481
Media - Broadcast (5.8%)
760,000	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	799,900	ñ
1,380,000	Citadel Broadcasting Corp., Guaranteed Notes, 7.75%, due 12/15/18	1,485,225	ñ
6,370,000	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	5,637,450	ØØ
735,000	Cumulus Media, Inc., Guaranteed Notes, 7.75%, due 5/1/19	705,600	ñ
1,330,000	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	1,482,950	ñ
1,440,000	Univision Communications, Inc., Guaranteed Notes, 8.50%, due 5/15/21	1,425,600	ñ
285,000	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	334,162	ñ
3,395,000	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	3,598,700	ñ
		15,469,587
Media - Cable (8.4%)
1,395,000	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	1,471,725
390,000	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	404,625	ñ
985,000	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	1,024,400
1,665,000	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	1,827,337
1,900,000	CCO Holdings LLC, Guaranteed Notes, 6.50%, due 4/30/21	1,895,250
3,660,000	Cequel Communications Holdings I LLC, Senior Unsecured Notes, 8.63%, due 11/15/17	3,893,325	ñ
225,000	CSC Holdings, Inc., Senior Unsecured Notes, 8.50%, due 6/15/15	243,000
1,550,000	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	1,695,312
2,860,000	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	2,952,950	ñ
525,000	Mediacom LLC, Senior Unsecured Notes, 9.13%, due 8/15/19	559,125
1,215,000	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	1,218,038	ñ
1,935,000	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	2,174,456
2,600,000	Virgin Media Finance PLC, Guaranteed Notes, Ser.1, 9.50%, due 8/15/16	2,925,000
225,000	Virgin Media Finance PLC, Guaranteed Notes, 8.38%, due 10/15/19	251,438
		22,535,981
Media - Services (2.1%)
1,120,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 9.25%, due 12/15/17	1,223,600
135,000	WM Finance Corp., Senior Secured Notes, 9.50%, due 6/15/16	143,269	ñ
4,060,000	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	4,308,675
		5,675,544
Metals-Mining Excluding Steel (2.8%)
1,585,000	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	1,759,350
662,000	Arch Western Finance LLC, Senior Secured Notes, 6.75%, due 7/1/13	666,138
4,625,000	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	4,792,656	ñ
170,000	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	192,525
		7,410,669
Packaging (6.2%)
480,000	Ball Corp., Guaranteed Notes, 7.38%, due 9/1/19	528,000
3,950,000	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	3,959,875
3,755,000	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	3,736,225
1,565,000	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	1,694,113
1,770,000	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	1,933,725
500,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	486,250	ñ
2,905,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	2,937,681	ñØ
1,420,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	1,363,200	ñ
		16,639,069
Pharmaceuticals (3.5%)
1,500,000	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	1,571,250	ñ
405,000	Mylan, Inc., Guaranteed Notes, 7.63%, due 7/15/17	444,488	ñ
2,225,000	Mylan, Inc., Guaranteed Notes, 7.88%, due 7/15/20	2,469,750	ñ
2,670,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	2,616,600	ñ
1,695,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	1,656,862	ñ
660,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	640,200	ñ
		9,399,150
Printing & Publishing (4.0%)
2,495,000	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	2,775,687
2,160,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	2,203,200	ñ
2,765,000	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	2,847,950
800,000	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	826,000
2,355,000	TL Acquisitions, Inc., Guaranteed Notes, 10.50%, due 1/15/15	2,013,525	ñ
		10,666,362
Real Estate Dev. & Mgt. (0.1%)
285,000	Realogy Corp., Guaranteed Notes, 11.50%, due 4/15/17	287,850

Software-Services (7.0%)
1,395,000	Buccaneer Merger Sub., Inc., Senior Notes, 9.13%, due 1/15/19	1,459,519	ñ
1,900,000	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	1,928,500
3,823,125	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	3,937,819	¢¢
1,210,000	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	1,290,162
2,165,000	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	2,311,137
2,650,000	First Data Corp., Guaranteed Notes, 11.25%, due 3/31/16	2,610,250
1,300,000	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	1,378,000	ñ
2,165,000	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	2,197,475
675,000	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	685,125
825,000	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	839,438
		18,637,425
Specialty Retail (1.3%)
3,035,000	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	3,414,375

Steel Producers-Products (0.2%)
665,000	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	581,875

Support - Services (2.0%)
1,350,000	ARAMARK Holdings Corp., Senior Notes, 8.63%, due 5/1/16	1,390,500	ñ¢¢
1,240,000	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	1,215,200	ñ
539,000	RSC Equipment Rental, Inc., Senior Unsecured Notes, 9.50%, due 12/1/14	558,539
1,025,000	RSC Equipment Rental, Inc., Guaranteed Notes, 8.25%, due 2/1/21	1,058,312
590,000	West Corp., Guaranteed Notes, 8.63%, due 10/1/18	612,125	ñ
610,000	West Corp., Guaranteed Notes, 7.88%, due 1/15/19	608,475	ñ
		5,443,151
Telecom - Equipment (0.4%)
1,110,000	CommScope, Inc., Guaranteed Notes, 8.25%, due 1/15/19	1,154,400	ñ

Telecom - Integrated Services (9.9%)
2,965,000	Citizens Communications Corp., Senior Unsecured Notes, 9.00%, due 8/15/31	3,065,069	ØØ
2,560,000	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	2,816,000
3,570,000	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	3,712,800	ñ
5,018,290	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	5,394,662	ØØ¢¢
1,215,000	Intelsat Jackson Holdings S.A., Guaranteed Notes, 8.50%, due 11/1/19	1,300,050
820,000	Level 3 Escrow, Inc., Senior Unsecured Notes, 8.13%, due 7/1/19	826,150	ñ
500,000	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	521,875	ñ
1,280,000	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	1,376,000
675,000	PAETEC Holding Corp., Guaranteed Notes, 9.88%, due 12/1/18	723,937
1,475,000	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	1,578,250
695,000	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	742,781
4,305,000	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	4,563,300
		26,620,874
Telecom - Wireless (7.9%)
3,600,000	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	3,676,500	ñØØ
2,250,000	Clearwire Communications LLC, Secured Notes, 12.00%, due 12/1/17	2,247,187	ñ
3,475,000	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	3,705,219
975,000	Cricket Communications, Inc., Guaranteed Notes, 7.75%, due 10/15/20	967,688
1,475,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	1,401,250
4,410,000	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	4,410,000
895,000	Wind Acquisition Finance SA, Secured Notes, 11.75%, due 7/15/17	992,331	ñ
3,770,000	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	3,760,575	ñ
		21,160,750
	Total Corporate Debt Securities (Cost $353,136,341)	364,670,084

NUMBER OF SHARES

Short-Term Investments (1.6%)
4,194,707	State Street Institutional Liquid Reserves Fund Institutional Class
	(Cost $4,194,707)	4,194,707

	Total Investments (139.0%) (Cost $360,861,452)	372,176,559	##

	Liabilities, less cash, receivables and other assets [(28.8%)]	(77,311,016)	@@ØØ

	Liquidation Value of Perpetual Preferred Shares [(10.2%)]	(27,175,000)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$267,690,543

See Notes to Schedule of Investments

July 31, 2011 (Unaudited)
Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Bank Loans and Swaps. Inputs used by independent pricing services to value bank loan securities and interest rate swap contracts include multiple broker quotes (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Liquid Reserves Fund Institutional Class are valued using the fund’s daily calculated net asset value per share.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2011:
Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3	Total
Bank Loan Obligations^	$ —	$3,311,768	$—	$3,311,768
Corporate Debt Securities
Aerospace & Defense	—	171,081	—	171,081
Airlines	—	5,847,833	969,027	6,816,860
Auto Loans	—	10,933,925	—	10,933,925
Automakers	—	5,661,173	—	5,661,173
Automotive	—	3,134,700	—	3,134,700
Banking	—	8,599,665	—	8,599,665
Building & Construction	—	4,964,255	—	4,964,255
Building Materials	—	7,808,283	—	7,808,283
Chemicals	—	7,959,038	—	7,959,038
Computer Hardware	—	1,520,050	—	1,520,050
Consumer-Commercial-Lease Financing	—	25,633,866	—	25,633,866
Department Stores	—	2,794,775	—	2,794,775
Diversified Capital Goods	—	491,825	—	491,825
Electric - Generation	—	21,098,862	821,500	21,920,362
Electric - Integrated	—	1,114,922	—	1,114,922
Electronics	—	3,674,043	—	3,674,043
Energy - Exploration & Production	—	28,327,374	—	28,327,374
Food & Drug Retailers	—	840,750	—	840,750
Food - Wholesale	—	1,126,481	—	1,126,481
Gaming	—	10,240,168	—	10,240,168
Gas Distribution	—	14,945,082	—	14,945,082
Health Facilities	—	12,969,212	—	12,969,212
Hotels	—	1,721,344	—	1,721,344
Investments & Misc. Financial Services	—	6,546,088	—	6,546,088
Leisure	—	1,746,219	—	1,746,219
Machinery	—	7,911,481	—	7,911,481
Media - Broadcast	—	15,469,587	—	15,469,587
Media - Cable	—	22,535,981	—	22,535,981
Media - Services	—	5,675,544	—	5,675,544
Metals-Mining Excluding Steel	—	7,410,669	—	7,410,669
Packaging	—	16,639,069	—	16,639,069
Pharmaceuticals	—	9,399,150	—	9,399,150
Printing & Publishing	—	10,666,362	—	10,666,362
Real Estate Dev. & Mgt.	—	287,850	—	287,850
Software-Services	—	18,637,425	—	18,637,425
Specialty Retail	—	3,414,375	—	3,414,375
Steel Producers-Products	—	581,875	—	581,875
Support-Services	—	5,443,151	—	5,443,151
Telecom - Equipment	—	1,154,400	—	1,154,400
Telecom - Integrated Services	—	26,620,874	—	26,620,874
Telecom - Wireless	—	21,160,750	—	21,160,750
Total Corporate Debt Securities	—	362,879,557	1,790,527	364,670,084
Short-Term Investments	—	4,194,707	—	4,194,707
Total Investments	$ —	$370,386,032	$1,790,527	$372,176,559
^	The Schedule of Investments provides information on the industry categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/10	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 7/31/11	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/11
Investments in Securities:
Corporate Debt Securities
Airlines	$3,064,081	$-	$(82,373)	$-	($2,012,681)	$-	$-	$969,027	$(255,387)
Electric - Generation	1,585,650	-	(420,625)	1,393,738	(1,737,263)	-	-	821,500	(234,254)
Total	$4,649,731	$-	$(502,998)	$1,393,738	($3,749,944)	$-	$-	$1,790,527	$(489,641)

The Fund had no significant transfers between Levels 1 and 2 during the period ended July 31, 2011.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Interest rate swap contracts	$-	$(1,889,245)	$-	$(1,889,245)

##
At July 31, 2011, the cost of investments for U.S. federal income tax purposes was $361,233,896. Gross unrealized appreciation of investments was $ 14,214,053 and gross unrealized depreciation of investments was $3,271,390, resulting in net unrealized appreciation of $10,942,663 based on cost for U.S. federal income tax purposes.

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At July 31, 2011, these securities amounted to approximately $ 137,127,791 or 51.2 % of net assets applicable to common shareholders.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2011 and at their final maturity dates.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2011, these securities amounted to $5,081,689 or 1.9% of net assets applicable to common shareholders.

ØØ	All or a portion of this security is segregated in connection with obligations for interest rate swap contracts and when-issued security purchase commitments.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of July 31, 2011 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

¢¢	Payment-in-kind security for which part of the income earned may be paid as additional principal.

@@	At July 31, 2011, the Fund had an outstanding interest rate swap contract as follows:

Rate Type
Swap Counterparty	Notional Amount (1)	Termination Date	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Citibank, N.A.	$25,000,000	March 18, 2015	1.680%	.246%(2)	$(122,031)	$(532,037)	$(654,068)
Citigroup	50,000,000	December 7, 2015	1.883%	.252%(3)	(147,977)	$(1,087,200)	(1,235,177)
					$(270,008)	$(1,619,237)	$(1,889,245)

(1)	The notional amount at period end is indicative of the volume throughout the period.

(2)	90 day LIBOR (London Interbank Offered Rate) at July 5, 2011.

(3)	90 day LIBOR (London Interbank Offered Rate) at July 15, 2011.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund Inc.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 23, 2011

By: /s/ John M. McGovern
  John M. McGovern
      Treasurer and Principal Financial
      and Accounting Officer

Date: September 23, 2011